Recapitalization and Refinancing Transactions	9 Months Ended
Sep. 30, 2011
Recapitalization and Refinancing Transactions

(26) Recapitalization and Refinancing Transactions

On October 7, 2009, the Company and Diversey entered into a series of agreements, which are collectively refered to as the “Transactions”, consisting of the following, and which closed on November 24, 2009:

(1)	an Investment and Recapitalization Agreement (the “Investment Agreement”), by and among Holdings, CDR Jaguar Investor Company, LLC (“CD&R Investor”), a Delaware limited liability company, owned by a private investment fund managed by CD&R, CMH, and SNW, pursuant to which:

(a)	the common equity ownership interests of the Company held by CMH were reclassified into 51.1 million new shares of class A common stock; and

(b)	the Company issued 47.7 million shares of its new class A common stock to CD&R Investor and CD&R F&F Jaguar Investor, LLC, an affiliate of CD&R Investor (together with CD&R Investor, the “CD&R Investor Parties”), and 990,000 shares of its new class A common stock to SNW for cash consideration of $477 million and $9.9 million, respectively.

(2)	a Redemption Agreement (as amended, the “Redemption Agreement”), by and among the Company, Diversey, CMH, Unilever, N.V., a company organized under the laws of the Netherlands (“Unilever”), Marga B.V., a company organized under the laws of the Netherlands and an indirect, wholly owned subsidiary of Unilever (“Marga”), and Conopco, Inc., a New York corporation and an indirect, wholly owned subsidiary of Unilever (“Conopco”), pursuant to which the Company purchased all of the common equity ownership interests in the Company held by parties affiliated with Unilever in exchange for (a) $390.5 million in cash, (b) the settlement of certain amounts owing by Unilever to the Company and Diversey and owing to Unilever by the Company and CMH, and (c) a warrant (the “Warrant”) to purchase 4,156,863 shares of the Company’s new class A common stock, representing 4% of the Company’s outstanding common stock at the closing of the Transactions assuming exercise of the Warrant.

At the closing of the Transactions, Holdings’ ownership, assuming the exercise of the Warrant, but excluding any impact of the New Stock Incentive Plan (see Note 22), is as follows: CMH, 49.1%; CD&R Investor Parties, 45.9%; SNW, 1.0%; and Unilever, 4.0%. SNW granted an irrevocable proxy to CMH to vote its common stock of Holdings, which, subject to certain limitations, increased CMH’s voting ownership in Holdings from approximately 49.1% to approximately 50.1% and decreased SNW’s voting ownership in Holdings from approximately 1.0% to 0.0%.

In addition to the agreements described above, the Company and Diversey also entered into the following agreements: (1) a consulting agreement between the Company, Diversey and CD&R, pursuant to which CD&R will provide certain management, consulting, advisory, monitoring and financial services to the Company and its subsidiaries (“Consulting Agreement”); and (2) amended commercial agreements between Diversey and SCJ, relating to, among other things, a facility lease, brand licensing, supply arrangements and administrative services.

The Company also entered into the following agreements: (1) a stockholders agreement, by and among the Company, CMH, SNW, CD&R Investor Parties, relating to certain governance rights and (2) a registration rights agreement by and among the Company, CD&R Investor Parties, CMH, SNW and Marga (“Holdings Registration Rights Agreement”).

The Company issued the Warrant to Marga (and subsequently assigned to another Unilever affiliate) for the purchase of 4,156,863 shares of the Company’s class A common stock at an initial exercise price of $0.01 per share. The Warrant is exercisable upon the occurrence of a liquidity event, or upon the exercise of drag-along rights or tag-along rights as described in the Holdings Registration Rights Agreement. The fair value of this Warrant, measured on the date of the Transactions, was recorded by the Company in its financial statements at $39.6 million.

In connection with the Transactions, the Company and Diversey refinanced their debt and entered into new debt agreements, as more fully described in Note 12, as follows:

•	the repurchase or redemption by Diversey of its previously outstanding senior subordinated notes and by Diversey of its previously outstanding senior discount notes;

•	the repayment of all outstanding obligations under Diversey’s previously outstanding senior secured credit facilities and the termination thereof;

•	the entry by Diversey into a new $1.25 billion senior secured credit facility (“Senior Secured Credit Facilities”);

•	the issuance by Diversey of $400 million aggregate principal amount of 8.25% senior notes due 2019 (“Diversey Senior Notes”); and

•	the issuance by the Company of $250 million aggregate initial principal amount of 10.5% senior notes due 2020 (“Holdings Senior Notes”).